Submission	Nov. 09, 2026
Submission [Line Items]
Central Index Key	0001508655
Registrant Name	Sixth Street Specialty Lending, Inc.
Registration File Number	333-299942
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES